Derivatives - Balance Sheet (Details) $ in Thousands, € in Millions		Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 USD ($)
Derivative [Line Items]
Derivative Fair Value Of Derivative Asset	[1]		$ 18,751		$ 33,159
Derivative Fair Value Of Derivative Liability	[1]		(24,044)		(47,916)
Fair value			(5,293)		(14,757)
Derivatives designated as hedges [Member]
Derivative [Line Items]
Derivative Fair Value Of Derivative Asset					0
Derivative Fair Value Of Derivative Liability					(9,305)
Fair value					(9,305)
Derivatives designated as hedges [Member] | Foreign exchange forward contracts
Derivative [Line Items]
Derivative Fair Value Of Derivative Asset					0
Derivative Fair Value Of Derivative Liability					(9,305)
Net notional exposure					392,523
Fair value					(9,305)
Derivatives designated as hedges [Member] | Euro Member Countries, Euro | Foreign exchange forward contracts
Derivative [Line Items]
Net notional exposure | €		€ 0		€ 350
Derivatives not designated as hedges [Member]
Derivative [Line Items]
Derivative Fair Value Of Derivative Asset	[1]		18,751		33,159
Derivative Fair Value Of Derivative Liability	[1]		(24,044)		(38,611)
Fair value			(5,293)		(5,452)
Derivatives not designated as hedges [Member] | Foreign exchange forward contracts
Derivative [Line Items]
Derivative Fair Value Of Derivative Asset			5,263		15,311
Derivative Fair Value Of Derivative Liability			(7,142)		(5,804)
Net notional exposure			1,929,033		1,708,285
Fair value			(1,879)		9,507
Derivatives not designated as hedges [Member] | Foreign currency option contracts
Derivative [Line Items]
Derivative Fair Value Of Derivative Asset					0
Derivative Fair Value Of Derivative Liability					0
Net notional exposure					82,148
Fair value					0
Derivatives not designated as hedges [Member] | Futures contracts
Derivative [Line Items]
Derivative Fair Value Of Derivative Asset					5,675
Derivative Fair Value Of Derivative Liability					(140)
Net notional exposure					3,610,658
Fair value					5,535
Derivatives not designated as hedges [Member] | Insurance-linked securities
Derivative [Line Items]
Derivative Fair Value Of Derivative Asset	[2]		10,130		9,428
Derivative Fair Value Of Derivative Liability	[2]		(97)		(3,944)
Net notional exposure	[2]		145,011		140,320
Fair value	[2]		10,033		5,484
Derivatives not designated as hedges [Member] | Total return swaps
Derivative [Line Items]
Derivative Fair Value Of Derivative Asset			1,989		2,745
Derivative Fair Value Of Derivative Liability			(3,217)		(2,878)
Net notional exposure			42,304		42,438
Fair value			(1,228)		(133)
Derivatives not designated as hedges [Member] | Interest rate swaps
Derivative [Line Items]
Derivative Fair Value Of Derivative Asset	[3]		0		0
Derivative Fair Value Of Derivative Liability	[3]		(13,403)		(24,383)
Net notional exposure	[3]		194,585		196,804
Fair value	[3]		(13,403)		(24,383)
Derivatives not designated as hedges [Member] | TBAs
Derivative [Line Items]
Derivative Fair Value Of Derivative Asset			1,369		0
Derivative Fair Value Of Derivative Liability			(185)		(1,462)
Net notional exposure			386,500		447,315
Fair value			$ 1,184		$ (1,462)

[1]	Amounts include all derivative instruments, irrespective of whether there is a legally enforceable master netting arrangement in place.
[2]	At December 31, 2016 and 2015, insurance-linked securities include a longevity swap for which the notional amount is not reflective of the overall potential exposure of the swap. As such, the Company has included the probable maximum loss under the swap within the net notional exposure as an approximation of the notional amount.
[3]	The Company enters into interest rate swaps to mitigate notional exposures on certain total return swaps and certain fixed maturities. Only the notional value of interest rate swaps on fixed maturities is presented separately in the table.